Earnings Per Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings Per Share
16.
EARNINGS PER SHARE

The calculation of basic and diluted earnings per share has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

i)
Profit attributable to ordinary shareholders (basic and diluted)

	Successor	Successor	Successor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024
	US$’000	US$’000	US$’000
Profit for the year/period	33,878	46,977	82,088
Less: Gain attributable to non-controlling interests	(1,670)	(2,161)	(1,208)
Profit for the year/period attributable to shareholders	32,208	44,816	80,880

ii)
Weighted-average number of ordinary shares (basic and diluted)

	Successor	Successor	Successor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through Years Ended March 31,
Issued ordinary shares at the beginning of year/period	38,745,000	36,900,000	36,900,000
Issuance of ordinary shares related to public offering exercise	3,257,230	—	—
Effect of conversion of convertible notes	—	922,500	—
Weighted-average number of ordinary shares at the end of year/period	42,002,230	37,822,500	36,900,000

Warrants are included in the calculation of diluted earnings per share only to the extent that the market price of the ordinary shares exceeds the exercise price of the warrants except where such inclusion would be anti-dilutive. For the year ended March 31, 2026, 2025 and 2024, the Company had 92,593, nil and nil warrants, respectively, outstanding which were excluded in the calculation of diluted earnings per share calculation as their inclusion would be anti-dilutive.

iii)
Earnings per share (basic and diluted)

	Successor	Successor	Successor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2023
	US$	US$	US$
Basic and diluted earnings per share attributable to shareholders (as adjusted)	0.77	1.18	2.19